RESTRICTED CASH AND INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Restricted Cash and Investments [Abstract]
RESTRICTED CASH AND INVESTMENTS
RESTRICTED CASH AND INVESTMENTS

The following presents the Company's various restricted cash, escrow deposits and investments:

(Amounts in 000’s)	March 31, 2017	December 31, 2016
Cash collateral	$283	$260
Replacement reserves	822	811
Escrow deposits	555	529
Total current portion	1,660	1,600

Restricted investments for other debt obligations and certificates of deposit	467	2,274
HUD and other replacement reserves	1,688	1,590
Total noncurrent portion	2,155	3,864
Total restricted cash and investments	$3,815	$5,464

Cash collateral—In securing mortgage financing from certain lending institutions, the Company and certain of its wholly-owned subsidiaries are required to deposit cash to be held as collateral in accordance with the terms of the loan agreements.
Replacement reserves—Cash reserves set aside for non-critical building repairs to be completed within the next 12 months, pursuant to loan agreements.
Escrow deposits—In connection with financing secured through our lenders, several wholly-owned subsidiaries of the Company are required to make monthly escrow deposits for taxes and insurance.
Restricted investments for other debt obligations and certificates of deposit—In compliance with certain financing and insurance agreements, the Company and certain wholly-owned subsidiaries of the Company are required to deposit cash and/or certificates of deposit held as collateral by the lender or in escrow with certain designated financial institutions.
HUD and other replacement reserves—The regulatory agreements entered into in connection with the financing secured through the U.S. Department of Housing and Urban Development (“HUD”) require monthly escrow deposits for replacement and improvement of the HUD project assets.

RESTRICTED CASH AND INVESTMENTS
The following presents the Company's various restricted cash, escrow deposits and investments:

	December 31,
Amounts in (000's)	2016	2015
Cash collateral and certificates of deposit	$260	$7,687
Replacement reserves	811	950
Escrow deposits	529	532
Total current portion	1,600	9,169

Restricted investments for debt obligations	2,274	2,264
HUD and other replacement reserves	1,590	1,294
Total noncurrent portion	3,864	3,558
Total restricted cash and investments	$5,464	$12,727
Cash collateral and certificates of deposit—In securing mortgage financing from certain lending institutions, the Company and certain of its wholly-owned subsidiaries are required to deposit cash and/or certificates of deposit to be held as collateral in accordance with the terms of the loan agreements.
Replacement reserves—Cash reserves set aside for non-critical building repairs to be completed within the next 12 months, pursuant to loan agreements.
Escrow deposits—In connection with financing secured through our lenders, several wholly-owned subsidiaries of the Company are required to make monthly escrow deposits for taxes and insurance.
Restricted investments for debt obligations—In compliance with certain financing and insurance agreements, the Company and certain wholly-owned subsidiaries of the Company are required to deposit cash held as collateral by the lender or in escrow with certain designated financial institutions.
HUD and other replacement reserves—The regulatory agreements entered into in connection with the financing secured through HUD require monthly escrow deposits for replacement and improvement of the HUD project assets.